September 2, 2015

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Institutional Cash Advantage Funds
 1933 Act File No.: 333-86182
 1940 Act File No.: 811-21075
 CIK No.: 0001171061

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 19 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 26, 2015.

Please address any comments or questions to my attention at 212-922-4296.

Sincerely,

/s/ Enrique Urueta
Enrique Urueta
Paralegal